Separation, Benefit Plan Termination (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Other Cost and Expense, Operating	$ 2,896	$ 61,632	$ 31,268	$ 4,006	$ 2,046	$ 2,946	$ 49,209	$ 11,512	$ 99,802	$ 65,713	$ 16,093
Separation, benefit plan termination and related costs [Member]
Restructuring Cost and Reserve [Line Items]
Other Cost and Expense, Operating									6,760		1,044
Separation, benefit plan termination and related costs [Member] | Former Omnicare Executive [Member]
Restructuring Cost and Reserve [Line Items]
Other Cost and Expense, Operating										$ 21,000	$ 1,000